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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:               Whitney Holdings LLC
                 -------------------------------
   Address:            177 Broad Street
                 -------------------------------
                       Stamford, CT 06901
                 -------------------------------

Form 13F File Number: 28-05743
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel J. O'Brien
         -------------------------------
Title:           Manager
         -------------------------------
Phone:           203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Daniel J. O'Brien              Stamford, CT     November 8, 2004
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            47
                                        --------------------

Form 13F Information Table Value Total:      $251,095
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
------------------------- ------------- --------- -------- ---------------------- --------------  -------- -------------------------
                             TITLE OF              VALUE    SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER            CLASS        CUSIP   (x$1000)  PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE    SHARED   NONE
------------------------- ------------- --------- -------- --------- ----- ------ --------------  -------- --------- -------- ------
AFC ENTERPRISES, INC      COM           00104Q107  17,090    776,827   SH         SHARED-DEFINED  NONE       776,827
ALDILA INC                COM NEW       014384200   1,300    129,980   SH         SHARED-DEFINED  NONE       129,980
ALLIANCE IMAGING, INC     COM NEW       018606202   2,017    270,000   SH         SHARED-DEFINED  NONE       270,000
AMERICAN VANGUARD CORP    COM           030371108     751     21,000   SH         SHARED-DEFINED  NONE        21,000
AMX CORP                  COM           00180C105     901     50,000   SH         SHARED-DEFINED  NONE        50,000
CAREER EDUCATION CORP     COM           141665109   6,255    220,000   SH         SHARED-DEFINED  NONE       220,000
CHEROKEE INTL CORP        COM           164450108   8,139    970,126   SH         SHARED-DEFINED  NONE       970,126
CHIQUITA BRANDS INTL      COM           170032809  13,333    765,800   SH         SHARED-DEFINED  NONE       765,800
CONCORDE CAREER COLLEGES
  INC                     COM NEW       20651H201   1,808    117,600   SH         SHARED-DEFINED  NONE       117,600
CORINTHIAN COLLEGES       COM           218868107   3,235    240,000   SH         SHARED-DEFINED  NONE       240,000
CSK AUTO CORP             COM           125965103   1,862    139,800   SH         SHARED-DEFINED  NONE       139,800
DECKERS OUTDOORS          COM           243537107   1,700     50,000   SH         SHARED-DEFINED  NONE        50,000
FLANDERS CORP             COM           338494107   1,314    152,994   SH         SHARED-DEFINED  NONE       152,994
GEAC COMPUTER CORP        COM           368289104   6,050    925,100   SH         SHARED-DEFINED  NONE       925,100
HEALTH MANGEMENT ASSOC,
  INC                     CLA           421933102   2,043    100,000   SH         SHARED-DEFINED  NONE       100,000
HOLLY CORP                COM PAR $0.01 435759305   1,749     68,600   SH         SHARED-DEFINED  NONE        68,600
HOT TOPIC, INC            COM           441339108   4,499    264,000   SH         SHARED-DEFINED  NONE       264,000
IDT CORP                  COM           448947101   2,349    161,100   SH         SHARED-DEFINED  NONE       161,100
IDT CORP                  CLB           448947309  15,013    998,900   SH         SHARED-DEFINED  NONE       998,900
IMAX CORPORATION          COM           45245E109   2,557    454,100   SH         SHARED-DEFINED  NONE       454,100
INTAC INTL                COM           45811T100     444     55,300   SH         SHARED-DEFINED  NONE        55,300
INTERNET SEC SYS INC      COM           46060X107   5,556    326,820   SH         SHARED-DEFINED  NONE       326,820
IONA TECHNOLOGIES PLC     SPONSORED ADR 46206P109     163     40,026   SH         SHARED-DEFINED  NONE        40,026
IPASS INC                 COM           46261V108   3,926    655,449   SH         SHARED-DEFINED  NONE       655,449
KADANT INC                COM           48282T104   1,652     90,000   SH         SHARED-DEFINED  NONE        90,000
KIRKLANDS, INC            COM           497498105   1,899    202,000   SH         SHARED-DEFINED  NONE       202,000
KNOLOGY, INC              COM           499183804   6,578  1,585,123   SH         SHARED-DEFINED  NONE     1,585,123
K-SWISS INC               CLA           482686102  11,966    621,620   SH         SHARED-DEFINED  NONE       621,620
MACE SECURITY INT'L       COM NEW       554335208      64     20,000   SH         SHARED-DEFINED  NONE        20,000
MAMMA.COM INC             COM           56150Q102     191     30,000   SH         SHARED-DEFINED  NONE        30,000
MANNING GREG AUCTIONS
  INC                     COM           563823103     112     10,000   SH         SHARED-DEFINED  NONE        10,000
MCDERMOTT INTERNATIONAL
  INC                     COM           580037109  33,145  2,808,900   SH         SHARED-DEFINED  NONE     2,808,900
MGP INGREDIENTS INC       COM           55302G103     302     30,465   SH         SHARED-DEFINED  NONE        30,465
NEUROMETRIX INC           COM           641255104  32,005  3,333,811   SH         SHARED-DEFINED  NONE     3,333,811
NMT MEDICAL, INC          COM           629294109   9,766  2,504,010   SH         SHARED-DEFINED  NONE     2,504,010
OMNIVISION TECHNOLOGIES
  INC                     COM           682128103   4,104    290,000   SH         SHARED-DEFINED  NONE       290,000
ORBITAL SCIENCES CORP     COM           685564106     152     13,275   SH         SHARED-DEFINED  NONE        13,275
PARKER DRILLING COMPNAY   COM           701081101     687    187,100   SH         SHARED-DEFINED  NONE       187,100
PER-SE THECHNOLOGIES INC  COM NEW       713569309   5,377    391,900   SH         SHARED-DEFINED  NONE       391,900
PINNACLE AIRL CORP        COM           723443107   2,252    223,000   SH         SHARED-DEFINED  NONE       223,000
PMA CAP CORP              CLA           693419202   3,168    419,577   SH         SHARED-DEFINED  NONE       419,577
PRIMUS TELECOMMUNICATIONS
  GR                      COM           741929103   1,470  1,000,000   SH         SHARED-DEFINED  NONE     1,000,000
RITCHIE BROS.
  AUCTIONEERS             COM           767744105     307     10,000   SH         SHARED-DEFINED  NONE        10,000
STAKTEK HOLDINGS          COM           85256P106   2,215    567,827   SH         SHARED-DEFINED  NONE       567,827
SYMBION, INC              COM           871507109  26,950  1,672,878   SH         SHARED-DEFINED  NONE     1,672,878
TRANSTECHNOLOGY CORP      COM           893889105   1,449    171,041   SH         SHARED-DEFINED  NONE       171,041
VERITAS SOFTWARE CORP     COM           923436109   1,230     69,106   SH         SHARED-DEFINED  NONE        69,106
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